Amounts Excluded From Calculation of Diluted Weighted-average Shares Outstanding (Detail)	6 Months Ended		12 Months Ended		78 Months Ended	84 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		8,828,438	8,828,438	8,828,438	8,828,438
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	104,107	54,751	88,013	54,751	88,013	104,107
Outstanding Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	2,686,892	1,446,491	1,442,810	1,253,167	1,442,810	2,686,892